EQUITY (Detail Textuals)							1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	May 08, 2019 shares	Mar. 01, 2019 $ / shares shares	Sep. 11, 2017	Jan. 06, 2017 USD ($) shares	Nov. 01, 2016 $ / shares shares	Jun. 13, 2016	Apr. 24, 2019	Apr. 30, 2019 USD ($) $ / shares shares	Jan. 31, 2019 USD ($) shares	Jan. 31, 2019 USD ($)	Apr. 30, 2019 USD ($) $ / shares shares	Apr. 30, 2018 USD ($)	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 31, 2017 USD ($) $ / shares shares	Jun. 05, 2019 shares	Oct. 29, 2018 shares	Jul. 06, 2018 shares	Jun. 10, 2017 shares	Jun. 09, 2017 shares	Jul. 31, 2016 shares
Equity [Line Items]
Preferred stock, shares authorized								20,000,000			20,000,000		20,000,000	20,000,000
Preferred stock par value (in dollars per share) | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								0			0		0	0
Preferred stock, shares outstanding								0			0		0	0
Common stock, shares authorized								1,000,000,000			1,000,000,000		10,000,000,000	10,000,000,000				10,000,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Forward split, conversion ratio			50
Forward split, description			Forward split at the rate of fifty (50) shares for every one (1) (50:1)			forward split at the rate of fifty (50) shares for every one (1) (50:1)	ten (10) shares for every one (1) share held ("10-1 Reverse Split")
Common stock, par value | $ / shares								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock convertible shares issued, shares													23,882,770	23,882,770
Number of stock issued											20,245,519
Value of common stock issued | $														$ 2,000
Number of common stock for digital currency											8,972,209		2,698,377
Common stock, shares cancelled without consideration																200,000	2,000,000,000
Common stock, shares issued								89,812,036			89,812,036		69,586,517	2,546,354,700
Common stock, shares outstanding								89,812,036			89,812,036		69,586,517	2,546,354,700
Issuance of common shares for digital currency | $								$ 79,258	$ 3,803,680	$ 3,803,680	$ 3,882,938		$ 1,348,920
Common stock issued for employee compensation											782,948
Value of common stock issued for employee compensation | $								$ 6,805,297			$ 6,805,297
Common stock convertible shares issued, value | $													11,221,067	$ 11,221,067
Repayments of Notes Payable | $													$ 238,828	238,828
Share Price | $ / shares								$ 0.43			$ 0.43		$ 0.50
Indefinite-lived Intangible Assets (Excluding Goodwill) | $								$ 5,231,858			$ 5,231,858		$ 1,348,920
Contribution of capital from a related party | $														2,000
Common stock subscribed | $														$ 3,000
Gain (Loss) on Extinguishment of Debt | $												$ (2,300,327)	$ (13,282,567)
Subsequent event
Equity [Line Items]
Common stock, shares authorized	1,000,000,000
Forward split, description	10 shares for every 1 share held ("10-1 Reverse Split")
Number of stock issued		103,967,474
Number of common stock for digital currency		87,911,955
Common stock, shares issued															90,730,758
Common stock, shares outstanding															90,730,758
Share Price | $ / shares		$ 0.02
Toga Capital
Equity [Line Items]
Number of stock issued													84,029,292
Value of common stock issued | $													$ 842,209
Share price per share | $ / shares													$ 0.01
AGEL Enterprise International Sdn Bhd
Equity [Line Items]
Number of stock issued											10,490,362		23,564,510
Value of common stock issued | $											$ 2,098,073		$ 471,290
Share price per share | $ / shares								$ 0.02			$ 0.02		$ 0.02
Director | Non-interest bearing demand loans
Equity [Line Items]
Conversion of non-interest bearing demand loans | $				$ 500,450
Common stock convertible shares issued, shares				10,009
Common Stock
Equity [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Common stock, par value | $ / shares					$ 0.0001
Common stock convertible shares issued, shares													15,335,515
Number of stock issued					2,500,000,000									2,500,000,000
Value of common stock issued | $														$ 250,000
Number of common stock for digital currency								396,293	8,575,916				2,698,377
Issuance of common shares for digital currency | $								$ 40	$ 857				$ 270
Common stock issued for employee compensation								782,948
Value of common stock issued for employee compensation | $								$ 78
Common stock convertible shares issued, value | $													2,453,683
Repayments of Notes Payable | $													152,973
Accounts Payable and Accrued Liabilities | $													383
Issuance of common shares for convertible promissory notes (in shares)														26,696,250
Gain (Loss) on Extinguishment of Debt | $													$ 2,300,327
Common Stock | Toga Capital
Equity [Line Items]
Common stock convertible shares issued, shares													15,335,515
Common stock convertible shares issued, value | $													$ 2,453,683
Repayments of Notes Payable | $													152,973
Accounts Payable and Accrued Liabilities | $													383
Gain (Loss) on Extinguishment of Debt | $													$ 2,300,327
Common Stock | Director
Equity [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.0001
Common stock, par value | $ / shares					$ 0.0001
Number of stock issued					1,000,000,000
Common Stock | Director | Non-interest bearing demand loans
Equity [Line Items]
Conversion of non-interest bearing demand loans | $				$ 10,009
Common stock convertible shares issued, shares				10,009